Certain Relationships and Related Transactions - Additional Information (Detail) - Entity [Domain] $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 13, 2012 USD ($)	May. 02, 2015 USD ($) Location	May. 03, 2014 USD ($)	Apr. 27, 2013 USD ($)	Apr. 08, 2014	Aug. 18, 2011 USD ($) $ / shares shares
Transactions with Third Party [Line Items]
Net effect of overpayment of construction expenses and underpayment of base rent		$ 418
Percentage of stake retained on initial investment					10.00%
Corporate Office
Transactions with Third Party [Line Items]
Number of location leased | Location		2
Annual rent		$ 6,834	$ 4,299	$ 5,098
Stores
Transactions with Third Party [Line Items]
Payment for rent			685	862
Office And Warehouse Facilities
Transactions with Third Party [Line Items]
Annual rent		262	707	707
Payment for rent		$ 174	270	275
Ownership interest by related parties		50.00%
Private Placement | Series J Preferred Stock
Transactions with Third Party [Line Items]
Preferred Stock issued, shares | shares						204,000
Preferred stock, par value per share | $ / shares						$ 0.001
Aggregate purchase price of Preferred Stock						$ 204,000
Senior Subordinated Note
Transactions with Third Party [Line Items]
Debt, principal amount		$ 100,000
Interest rate		8.00%
Junior Subordinated Note
Transactions with Third Party [Line Items]
Debt, principal amount		$ 150,000
Interest rate		10.00%
Settlement waive amount	$ 22,750
MBS
Transactions with Third Party [Line Items]
Sales of books		$ 619	1,388	772
Commission outstanding		26,519	31,142
Purchases of books and others		68,947	84,498	93,514
MBS | B&N.com
Transactions with Third Party [Line Items]
Commission earned		2,269	2,231	3,441
Payment for commissions		$ 91	99	104
MBS | B&N College
Transactions with Third Party [Line Items]
Contract term on supply agreement		10 years
Commissions received		$ 5,512	7,097	8,106
Sales of books		419	602	503
TXTB | B&N.com
Transactions with Third Party [Line Items]
Payment for commissions		40	46	78
Outstanding amounts payable		0	0
TXTB | Bookquest
Transactions with Third Party [Line Items]
Payment for commissions		389	192	302
Outstanding amounts payable		7	2
LR Enterprises
Transactions with Third Party [Line Items]
Aircraft time-sharing and operating costs		$ 155	175	159
Argix
Transactions with Third Party [Line Items]
Ownership interest by related parties		20.00%
Freight and transportation costs		$ 47,536	$ 52,087	$ 54,768
Freight and transportation costs sharing percentage		74.00%	73.00%	74.00%
Argix | B&N College
Transactions with Third Party [Line Items]
Freight and transportation costs		$ 936	$ 1,066	$ 1,069
Leisure Arts
Transactions with Third Party [Line Items]
Purchases of books and others			38	45
Starz
Transactions with Third Party [Line Items]
Purchases of books and others				17
Sirius
Transactions with Third Party [Line Items]
Commissions received			$ 1	$ 0